Senior Secured Credit Facility (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Schedule of senior secured credit facility

	September 30,	December 31,
	2017	2016
Notes payable to insurance finance company	$—	$11
Notes payable to vehicle companies	—	440
Total notes payable	—	451
Less: current maturities	—	(169)
Notes payable, net of current portion	$—	$282

Credit facility | Solaris LLC
Schedule of senior secured credit facility

As of December 31,	2016
Revolving Facility expiring December 1, 2018 (5.0-5.3% at December 31, 2016)	$1,000
Advance Facility – final maturity December 1, 2021 (5.0%-5.3% at December 31, 2016)	1,500
Less: Unamortized debt issuance cost	(149)
Total Senior Secured Credit Facility	2,351
Less: current maturities	(31)
Senior Secured Credit Facility, net of current portion	$2,320

Schedule of aggregate maturities of senior secured credit facility

Year Ending December 31,	Amount
2017	$31
2018	1,375
2019	375
2020	375
2021	344
Total payments	2,500
Less: current portion	(31)
Senior Secured Credit Facility, net of current portion	$2,469